Sustainable International Thematic Fund, Inc.

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.0%
Information Technology – 20.1%
Electronic Equipment, Instruments & Components – 5.3%
Flex Ltd.(a)	575,580	$6,411,961
Halma PLC	375,940	11,357,850
Keyence Corp.	18,600	8,695,115

		26,464,926

IT Services – 4.0%
Adyen NV(a) (b)	5,860	10,808,678
GMO Payment Gateway, Inc.	46,700	5,002,628
Pagseguro Digital Ltd.(a)	99,720	3,760,441

		19,571,747

Semiconductors & Semiconductor Equipment – 7.7%
ASML Holding NV	24,346	8,992,758
Infineon Technologies AG	351,962	9,920,329
NXP Semiconductors NV	73,700	9,198,497
STMicroelectronics NV	323,920	9,934,632

		38,046,216

Software – 3.1%
Dassault Systemes SE	52,450	9,786,233
SAP SE	35,790	5,573,154

		15,359,387

		99,442,276

Health Care – 16.4%
Biotechnology – 1.0%
Abcam PLC	321,780	5,082,156

Health Care Equipment & Supplies – 5.2%
Alcon, Inc.(a)	77,630	4,401,288
Koninklijke Philips NV(a)	293,430	13,855,513
STERIS PLC	43,620	7,685,408

		25,942,209

Health Care Providers & Services – 2.1%
Apollo Hospitals Enterprise Ltd.	361,563	10,546,440

Life Sciences Tools & Services – 7.3%
Gerresheimer AG	115,357	12,909,642
ICON PLC(a)	43,632	8,337,639
Tecan Group AG	29,610	14,725,515

		35,972,796

Pharmaceuticals – 0.8%
Roche Holding AG	11,087	3,797,747

		81,341,348

Industrials – 15.9%
Building Products – 2.6%
Kingspan Group PLC(a)	90,694	8,253,726
Kingspan Group PLC (London)(a)	49,420	4,494,492

		12,748,218

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 2.0%
TOMRA Systems ASA(a)	229,380	$9,936,783

Construction & Engineering – 1.0%
WSP Global, Inc.	76,590	5,029,499

Electrical Equipment – 5.2%
Schneider Electric SE (Paris)	101,529	12,619,946
Vestas Wind Systems A/S	79,340	12,821,862

		25,441,808

Machinery – 2.9%
SMC Corp./Japan	17,200	9,594,791
Xylem, Inc./NY	58,440	4,915,973

		14,510,764

Professional Services – 2.2%
Recruit Holdings Co., Ltd.	272,000	10,802,578

		78,469,650

Financials – 11.5%
Banks – 3.9%
Erste Group Bank AG(a)	235,600	4,933,560
HDFC Bank Ltd.(a)	451,434	6,623,280
Svenska Handelsbanken AB - Class A SHS(a)	906,963	7,588,352

		19,145,192

Capital Markets – 5.2%
London Stock Exchange Group PLC	116,380	13,350,753
Partners Group Holding AG	13,374	12,301,459

		25,652,212

Insurance – 2.4%
AIA Group Ltd.	786,800	7,820,869
Prudential PLC	289,876	4,159,233

		11,980,102

		56,777,506

Consumer Staples – 9.0%
Food Products – 4.7%
Danone SA	92,740	6,007,238
Kerry Group PLC - Class A	65,805	8,449,153
Nestle SA (REG)	72,989	8,686,570

		23,142,961

Household Products – 3.1%
Essity AB - Class B(a)	227,760	7,689,466
Unicharm Corp.	173,200	7,746,078

		15,435,544

Company	Shares	U.S. $ Value

Personal Products – 1.2%
Unilever PLC	99,750	$6,149,910

		44,728,415

Materials – 6.8%
Chemicals – 4.7%
Chr Hansen Holding A/S	120,666	13,394,652
Koninklijke DSM NV	59,480	9,792,290

		23,186,942

Containers & Packaging – 2.1%
Huhtamaki Oyj	215,268	10,609,047

		33,795,989

Consumer Discretionary – 6.6%
Auto Components – 1.3%
Aptiv PLC	71,580	6,562,454

Internet & Direct Marketing Retail – 2.1%
Alibaba Group Holding Ltd.(a)	287,860	10,567,663

Textiles, Apparel & Luxury Goods – 3.2%
Puma SE(a)	83,480	7,504,448
Shenzhou International Group Holdings Ltd.	482,000	8,207,925

		15,712,373

		32,842,490

Communication Services – 3.8%
Diversified Telecommunication Services – 1.8%
Cellnex Telecom SA(b)	141,570	8,593,678

Interactive Media & Services – 2.0%
Tencent Holdings Ltd.	148,400	10,023,439

		18,617,117

Energy – 2.3%
Oil, Gas & Consumable Fuels – 2.3%
Neste Oyj	215,390	11,342,380

Utilities – 1.6%
Electric Utilities – 1.6%
Orsted A/S(b)	56,850	7,837,366

Total Common Stocks (cost $324,202,938)		465,194,537

SHORT-TERM INVESTMENTS – 5.9%
Investment Companies – 5.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(c) (d) (e) (cost $26,071,581)	26,071,581	26,071,581

	Principal Amount (000)			U.S. $ Value

Time Deposits – 0.7%
BBH, Grand Cayman (1.49)%, 10/01/2020	CHF	45		$49,391
(0.55)%, 10/01/2020	DKK	308		48,542
(0.10)%, 10/01/2020	NOK	465		49,894
0.03%, 10/01/2020	CAD	65		48,922
5.20%, 10/01/2020	ZAR	0	*	3
Citibank, London (0.69)%, 10/01/2020	EUR	2,003		2,347,910
0.01%, 10/01/2020	GBP	38		49,230
Hong Kong & Shanghai Bank, Hong Kong 0.01%, 10/05/2020	HKD	1,055		136,172
SEB, Stockholm (0.28)%, 10/01/2020	SEK	430		48,031
Sumitomo, Tokyo (0.23)%, 10/01/2020	JPY	5,105		48,408
0.01%, 10/01/2020	U.S.$	567		566,741

Total Time Deposits (cost $3,393,244)				3,393,244

Total Short-Term Investments (cost $29,464,825)				29,464,825

Total Investments – 99.9% (cost $353,667,763)(f)				494,659,362
Other assets less liabilities – 0.1%				327,689

Net Assets – 100.0%				$494,987,051

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	207,385	USD	1,954	10/08/2020	$(12,843)
Bank of America, NA	USD	5,920	JPY	623,626	10/08/2020	(6,337)
Bank of America, NA	USD	1,284	MXN	28,891	10/08/2020	21,385
Bank of America, NA	USD	1,055	CAD	1,378	10/09/2020	(19,820)
Bank of America, NA	NOK	12,152	USD	1,304	10/16/2020	1,409
Bank of America, NA	USD	14,671	KRW	17,407,861	11/10/2020	258,580
Bank of America, NA	EUR	616	USD	717	11/13/2020	(6,284)
Bank of America, NA	GBP	457	USD	593	11/13/2020	2,908
Bank of America, NA	USD	4,641	GBP	3,642	11/13/2020	59,950
Bank of America, NA	USD	1,650	JPY	173,306	11/13/2020	(6,447)
Bank of America, NA	GBP	1,929	USD	2,493	11/19/2020	3,493
Bank of America, NA	USD	2,592	GBP	2,031	11/19/2020	29,250
Bank of America, NA	USD	981	GBP	756	11/19/2020	(5,357)
Bank of America, NA	USD	3,932	ZAR	65,752	11/27/2020	(32,991)
Barclays Bank PLC	USD	771	CAD	1,032	10/09/2020	4,060
Barclays Bank PLC	INR	59,874	USD	794	10/15/2020	(18,733)
Barclays Bank PLC	CNH	7,097	USD	1,034	10/21/2020	(11,076)
Barclays Bank PLC	TWD	20,289	USD	696	11/18/2020	(9,779)
BNP Paribas SA	BRL	18,890	USD	3,411	10/02/2020	47,315
BNP Paribas SA	USD	3,349	BRL	18,890	10/02/2020	14,789
BNP Paribas SA	USD	1,070	CAD	1,410	10/09/2020	(11,274)
BNP Paribas SA	EUR	5,832	USD	6,815	10/15/2020	(24,979)
BNP Paribas SA	NOK	9,677	USD	1,022	10/16/2020	(15,267)
BNP Paribas SA	USD	3,408	BRL	18,890	11/04/2020	(47,688)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	JPY	108,409	USD	1,029	10/08/2020	$1,218
Brown Brothers Harriman & Co.	USD	1,406	JPY	148,037	10/08/2020	(2,414)
Brown Brothers Harriman & Co.	CAD	1,661	USD	1,268	10/09/2020	20,787
Brown Brothers Harriman & Co.	CAD	6,171	USD	4,605	10/09/2020	(29,587)
Brown Brothers Harriman & Co.	EUR	1,097	USD	1,303	10/15/2020	16,064
Brown Brothers Harriman & Co.	EUR	2,732	USD	3,199	10/15/2020	(5,153)
Brown Brothers Harriman & Co.	USD	3,430	EUR	2,938	10/15/2020	15,950
Brown Brothers Harriman & Co.	NOK	8,545	USD	952	10/16/2020	36,102
Brown Brothers Harriman & Co.	NOK	15,336	USD	1,627	10/16/2020	(17,380)
Brown Brothers Harriman & Co.	CHF	1,089	USD	1,198	11/13/2020	14,236
Brown Brothers Harriman & Co.	EUR	3,451	USD	4,085	11/13/2020	35,486
Brown Brothers Harriman & Co.	GBP	848	USD	1,116	11/13/2020	21,365
Brown Brothers Harriman & Co.	USD	748	ZAR	12,504	11/13/2020	(4,968)
Brown Brothers Harriman & Co.	CHF	1,525	USD	1,683	11/19/2020	25,109
Brown Brothers Harriman & Co.	GBP	858	USD	1,104	11/19/2020	(3,807)
Brown Brothers Harriman & Co.	USD	718	CHF	666	11/19/2020	5,955
Brown Brothers Harriman & Co.	USD	909	CHF	834	11/19/2020	(1,861)
Citibank, NA	JPY	436,202	USD	4,110	10/08/2020	(26,508)
Citibank, NA	USD	1,034	JPY	109,715	10/08/2020	6,831
Citibank, NA	EUR	4,728	USD	5,573	10/15/2020	27,683
Citibank, NA	EUR	4,542	USD	5,311	10/15/2020	(15,346)
Citibank, NA	INR	172,546	USD	2,241	10/15/2020	(102,096)
Citibank, NA	USD	6,748	EUR	5,728	10/15/2020	(30,277)
Citibank, NA	NOK	41,995	USD	4,692	10/16/2020	189,311
Citibank, NA	USD	2,475	CNH	17,119	10/21/2020	44,558
Citibank, NA	USD	1,138	AUD	1,597	10/29/2020	6,304
Citibank, NA	USD	869	KRW	1,013,538	11/10/2020	373
Citibank, NA	USD	953	AUD	1,373	11/13/2020	30,979
Citibank, NA	USD	4,879	CNH	34,415	11/13/2020	178,301
Citibank, NA	CHF	9,033	USD	9,944	11/19/2020	123,583
Deutsche Bank AG	USD	17,350	AUD	24,287	10/29/2020	47,015
Deutsche Bank AG	USD	1,234	CHF	1,127	11/13/2020	(8,939)
Goldman Sachs Bank USA	USD	2,250	JPY	238,700	10/08/2020	13,011
Goldman Sachs Bank USA	USD	1,450	JPY	152,213	10/08/2020	(6,307)
Goldman Sachs Bank USA	USD	713	INR	53,766	10/15/2020	17,427
Goldman Sachs Bank USA	USD	694	AUD	967	10/29/2020	(1,389)
Goldman Sachs Bank USA	USD	829	KRW	985,728	11/10/2020	16,040
Goldman Sachs Bank USA	GBP	1,834	USD	2,370	11/13/2020	3,331
Goldman Sachs Bank USA	USD	870	CAD	1,176	11/13/2020	13,262
Goldman Sachs Bank USA	USD	615	MXN	13,653	11/13/2020	(950)
Goldman Sachs Bank USA	USD	3,886	RUB	299,204	11/19/2020	(52,047)
JPMorgan Chase Bank, NA	BRL	4,733	USD	839	10/02/2020	(3,705)
JPMorgan Chase Bank, NA	USD	881	BRL	4,733	10/02/2020	(38,035)
JPMorgan Chase Bank, NA	JPY	187,729	USD	1,768	10/08/2020	(11,699)
JPMorgan Chase Bank, NA	USD	27,287	CAD	36,139	10/09/2020	(145,565)
JPMorgan Chase Bank, NA	EUR	6,302	USD	7,468	10/15/2020	76,802
JPMorgan Chase Bank, NA	USD	1,072	CNH	7,435	10/21/2020	22,351
JPMorgan Chase Bank, NA	KRW	845,686	USD	723	11/10/2020	(2,406)
JPMorgan Chase Bank, NA	EUR	1,897	USD	2,164	11/13/2020	(62,161)
JPMorgan Chase Bank, NA	USD	1,200	CAD	1,628	11/13/2020	22,833
JPMorgan Chase Bank, NA	USD	811	CHF	733	11/13/2020	(14,196)
JPMorgan Chase Bank, NA	USD	2,781	JPY	297,564	11/13/2020	41,511

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC	USD	2,940	JPY	313,207	10/08/2020	$30,194
Morgan Stanley & Co. LLC	EUR	1,369	USD	1,628	10/15/2020	22,518
Morgan Stanley & Co. LLC	USD	2,124	EUR	1,790	10/15/2020	(24,294)
Morgan Stanley & Co. LLC	USD	814	KRW	962,409	11/10/2020	11,773
Morgan Stanley & Co. LLC	CHF	742	USD	802	11/13/2020	(4,276)
Morgan Stanley & Co. LLC	EUR	4,588	USD	5,249	11/13/2020	(134,605)
Morgan Stanley & Co. LLC	GBP	503	USD	655	11/13/2020	5,912
Morgan Stanley & Co. LLC	USD	641	CHF	582	11/13/2020	(8,549)
Morgan Stanley & Co. LLC	USD	889	CNH	6,271	11/13/2020	32,697
Morgan Stanley & Co. LLC	USD	1,758	JPY	186,299	11/13/2020	8,888
Morgan Stanley & Co. LLC	USD	16,080	TWD	467,712	11/18/2020	186,270
Morgan Stanley & Co. LLC	USD	1,094	TWD	31,383	11/18/2020	(2,551)
Morgan Stanley & Co. LLC	CHF	711	USD	773	11/19/2020	(120)
Royal Bank of Scotland PLC	BRL	14,157	USD	2,510	10/02/2020	(11,083)
Royal Bank of Scotland PLC	USD	2,528	BRL	14,157	10/02/2020	(6,842)
Royal Bank of Scotland PLC	USD	2,102	JPY	220,628	10/08/2020	(10,121)
Royal Bank of Scotland PLC	EUR	67,004	USD	79,138	10/15/2020	558,245
Royal Bank of Scotland PLC	USD	2,021	EUR	1,708	10/15/2020	(17,902)
Royal Bank of Scotland PLC	USD	712	INR	53,906	10/15/2020	19,813
Royal Bank of Scotland PLC	CNH	7,077	USD	1,017	10/21/2020	(25,233)
Royal Bank of Scotland PLC	CHF	611	USD	669	11/13/2020	5,150
Royal Bank of Scotland PLC	USD	1,389	JPY	149,322	11/13/2020	27,646
Societe Generale	SEK	43,396	USD	4,833	10/16/2020	(12,967)
Societe Generale	USD	1,887	NOK	16,692	10/16/2020	(97,790)
Standard Chartered Bank	USD	20,675	JPY	2,207,060	10/08/2020	253,385
Standard Chartered Bank	INR	264,968	USD	3,572	10/15/2020	(25,986)
Standard Chartered Bank	USD	2,663	INR	195,955	10/15/2020	(2,602)
Standard Chartered Bank	USD	22,542	CNH	157,254	10/21/2020	606,342
State Street Bank & Trust Co.	JPY	141,225	USD	1,350	10/08/2020	11,190
State Street Bank & Trust Co.	USD	1,330	CNH	9,381	11/13/2020	48,435
State Street Bank & Trust Co.	USD	3,626	JPY	386,774	11/13/2020	42,810
UBS AG	EUR	3,090	USD	3,595	10/15/2020	(28,586)
UBS AG	USD	623	AUD	877	11/13/2020	5,175
UBS AG	USD	966	CNH	6,806	11/13/2020	34,514
UBS AG	TWD	20,495	USD	705	11/18/2020	(8,235)
UBS AG	USD	1,999	TWD	58,234	11/18/2020	26,620

						$2,217,081

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate market value of these securities amounted to $27,239,722 or 5.5% of net assets.

(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $151,924,483 and gross unrealized depreciation of investments was $(8,715,803), resulting in net unrealized appreciation of $143,208,680.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2020 (unaudited)

10.6%	Netherlands
8.9%	Switzerland
8.5%	Japan
8.1%	United Kingdom
7.7%	France
7.3%	Germany
6.9%	Denmark
6.0%	Ireland
5.8%	China
5.2%	United States
4.4%	Finland
3.5%	India
3.1%	Sweden
8.0%	Other
6.0%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following: Austria, Brazil, Canada, Hong Kong, Norway and Spain.

AB Sustainable International Thematic Fund

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Information Technology	$19,370,899		$80,071,377		$-0	-	$99,442,276
Health Care	34,014,845		47,326,503		-0	-	81,341,348
Industrials	9,945,472		68,524,178		-0	-	78,469,650
Financials	-0	-	56,777,506		-0	-	56,777,506
Consumer Staples	-0	-	44,728,415		-0	-	44,728,415
Materials	-0	-	33,795,989		-0	-	33,795,989
Consumer Discretionary	6,562,454		26,280,036		-0	-	32,842,490
Communication Services	-0	-	18,617,117		-0	-	18,617,117
Energy	-0	-	11,342,380		-0	-	11,342,380
Utilities	7,837,366		-0	-	-0	-	7,837,366
Short-Term Investments:
Investment Companies	26,071,581		-0	-	-0	-	26,071,581
Time Deposits	-0	-	3,393,244		-0	-	3,393,244

Total Investments in Securities	103,802,617		390,856,745	†	-0	-	494,659,362
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0	-	3,454,494		-0	-	3,454,494
Liabilities
Forward Currency Exchange Contracts	-0	-	(1,237,413)		-0	-	(1,237,413)

Total	$103,802,617		$393,073,826		$-0	-	$496,876,443

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2020 is as follows:

Fund	Market Value 6/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$22,347	$44,337	$40,612	$26,072	$7